Columbia Select Large Cap Value ETF
Summary of the Fund
Investment Objective
Long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may also pay brokerage commissions on the purchase and sale of shares of the Fund, which are not reflected in the table. If such expenses were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Columbia Select Large Cap Value ETF
Management fees		0.77%
Distribution and/or service (12b-1) fees	[1]	none
Other expenses		2.38%
Total annual Fund operating expenses		3.15%
Less: Fee waivers and/or expense reimbursements	[2]	(2.37%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		0.78%
[1]	Pursuant to a Rule 12b-1 Distribution and Service Plan (the Plan), the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 29, 2016, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.78%.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the Fund for the periods indicated,
  your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Investors may pay brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Columbia Select Large Cap Value ETF	80	748	1,442	3,292

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Columbia Select Large Cap Value ETF	80	748	1,442	3,292

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies
At least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Value Index (the Index) at the time of investment. The market capitalization range of the companies included within the Index was $201 million to $375.4 billion as of January 31, 2015. The market capitalization range and composition of the companies in the Index are subject to change. The Fund’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”).

The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector. The Fund may hold a small number of securities, consistent with its value investment approach.

The investment manager also applies an overlay to the portfolio that seeks to adjust issuer exposure based on quantitative analysis.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.

Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those of the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights and may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions, debt securities may have comparable or greater price volatility.

Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Secondary Market Trading Risk. Investors buying or selling shares of the Fund will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the financial services sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more broadly a Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Trading Discount to NAV Risk. The Fund’s shares may trade above or below their NAV. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, shares on the Exchange. The trading price of shares may deviate significantly from NAV. The Investment Manager cannot predict whether shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the Fund. However, given that shares can be purchased and redeemed in large blocks of shares, called Creation Units (defined below) (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the Fund’s portfolio holdings are fully disclosed on a daily basis, the Investment Manager believes that large discounts or premiums to the NAV of shares should not be sustained, but that may not be the case.

Trading Risk. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. Further, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.774.3768 or visiting columbiamanagementetf.com.

Columbia Management Investment Advisers, LLC has been the Fund’s investment manager since May 20, 2011.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 4th Quarter 2011 15.03% Worst 3rd Quarter 2011 -17.85%
Average Annual Total Returns (for periods ended December 31, 2014)
Average Annual Total Returns	Share Class Inception Date	1 Year	5 Years	Life of Fund
Columbia Select Large Cap Value ETF	May 01, 2009	11.88%	15.12%	18.44%
Columbia Select Large Cap Value ETF Returns after taxes on distribution	May 01, 2009	11.17%	13.28%	16.39%
Columbia Select Large Cap Value ETF Returns after taxes on distribution and sale of Fund shares	May 01, 2009	7.32%	11.49%	14.27%
Columbia Select Large Cap Value ETF Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)		13.45%	15.42%	18.74%